Note 6 - Property, Plant and Equipment (Details Textual)							12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2018 CAD ($)	Aug. 09, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 12, 2020 USD ($)	Jun. 11, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Mill storage extension fee payable			$ 324,700						$ 324,700				$ 50,000	$ 150,000	$ 250,000	$ 250,000
Total property, plant and equipment			14,168,326				$ 14,025,665		14,168,326		$ 13,764,928
Mill storage extension payment			324,700	$ 250,000	$ 326,000	$ 250,000
Payments of extension fee	$ 64,940	$ 50,000
Mill mobilization payments									99,863	$ 75,000	463,777	$ 352,200
Mill Equipment [member]
Statement Line Items [Line Items]
Increase (decrease) through other changes, property, plant and equipment							(129,880)	$ (100,000)
Total property, plant and equipment			$ 14,098,446				$ 13,968,566		$ 14,098,446		$ 13,673,883